UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  7/15/03

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:		1

Form 13F information table entry total:		73


Form 13F information table value total (x$1000): $757,699


List of other included managers:  zero


                             Artemis Investment Management
                                        FORM 13F
                                    June 30, 2003
                                   Voting Authority

Name of	     Title of		  Value     Shares/   Sh/ Put/ Invstmt Other
Issuer        Class    Cusip    (x$1000)   Pm Amt     Pm  Call Dscretn Mngrs  Sole  Shared None
------------------------------  ----------------  ---------  ------  ------- ------ -----

AGCO Corp.      COM    001084102  10,453   612,000.00  SH       Sole        612,000.00
Accenture Ltd.  COM    G1150G111     795    43,920.00  SH       Sole         43,920.00
Accredo Health  COM    00437V104  14,434   666,700.00  SH       Sole        666,700.00
Acxiom Corp.    COM    005125109  12,346   809,600.00  SH       Sole        809,600.00
Affymetrix      COM    00826T108  11,674   592,300.00  SH       Sole        592,300.00
American Italian
Pasta           COM    027070101  12,087   290,200.00  SH       Sole        290,200.00
American Tower  COM    029912201  14,271 1,612,500.00  SH       Sole      1,612,500.00
Anixter Intl.   COM    035290105  11,368   485,200.00  SH       Sole        485,200.00
Arris Group     COM    04269Q100   9,061 1,826,800.00  SH       Sole      1,826,800.00
Bellsouth Corp  COM    079860102     758    28,465.00  SH       Sole         28,465.00
Bombay Co Inc   COM    097924104  14,132 1,329,400.00  SH       Sole      1,329,400.00
Borders Group   COM    099709107  19,443 1,104,100.00  SH       Sole      1,104,100.00
CNF Trans.      COM    12612W104       2        90.00  SH       Sole             90.00
Caterpillar Inc COM    149123101   1,325    23,800.00  SH       Sole         23,800.00
Cerner Corp.    COM    156782104   1,300    57,000.00  SH       Sole         57,000.00
Circuit City
stores          COM    172737108  11,391 1,294,400.00  SH       Sole      1,294,400.00
Comcast A       COM    20030N101     561    18,600.00  SH       Sole         18,600.00
Crown Holdings  COM    228368106  17,312 2,424,700.00  SH       Sole      2,424,700.00
DRS Tech.       COM    23330X100  14,573   521,950.00  SH       Sole        521,950.00
Eaton Corp.     COM    27805810      841    10,695.00  SH       Sole         10,695.00
Elizabeth Arden COM    28660G106  10,183   772,600.00  SH       Sole        772,600.00
Embraer ADR     COM    29081M102   1,310    68,600.00  SH       Sole         68,600.00
Emcor Group     COM    29084Q100  18,421   373,200.00  SH       Sole        373,200.00
Emmis Comm.Corp COM    291525103   1,228    53,100.00  SH       Sole         53,100.00
Entercom Commun COM    293639100  25,982   530,140.00  SH       Sole        530,140.00
FMC TechnologiesCOM    30249U101  21,980 1,044,200.00  SH       Sole      1,044,200.00
Fisher Scient.  COM    338032204  23,135   662,900.00  SH       Sole        662,900.00
Fleetwood Ent.  COM    339099103  11,510 1,555,400.00  SH       Sole      1,555,400.00
Foot Locker Inc.COM    344849104  22,435 1,693,200.00  SH       Sole      1,693,200.00
Franklin Res.   COM    354613101   1,250    32,000.00  SH       Sole         32,000.00
Gannett Co. Inc.COM    364730101   1,340    17,440.00  SH       Sole         17,440.00
Genesco         COM    371532102  13,776   778,320.00  SH       Sole        778,320.00
Getty Images    COM    374276103  18,276   442,510.00  SH       Sole        442,510.00
Hilb Rogal &
Hamilton        COM    431294107  16,962   498,300.00  SH       Sole        498,300.00
Honda Motor Co. COM    438128308   1,395    73,220.00  SH       Sole         73,220.00
ITT Industries  COM    450911102   1,270    19,400.00  SH       Sole         19,400.00
Intl Flav & FragCOM    459506101   1,293    40,500.00  SH       Sole         40,500.00
LCC Intl Inc.   COM    501810105   1,499   546,900.00  SH       Sole        546,900.00
Lowes Companies COM    548661107   1,290    30,030.00  SH       Sole         30,030.00
Mckesson HBOC   COM    58155Q103   1,139    31,880.00  SH       Sole         31,880.00
Mettler Toledo
International   COM    592688105  24,097   657,500.00  SH       Sole        657,500.00
Micromuse       COM    595094103   6,536   820,100.00  SH       Sole        820,100.00
Minerals Tech.  COM    603158106  20,310   417,390.00  SH       Sole        417,390.00
Nextel Partners COM    65333F107   4,485   611,000.00  SH       Sole        611,000.00
O'Reilly Auto.  COM    686091109  24,356   727,700.00  SH       Sole        727,700.00
Omnicare Inc.   COM    681904108     716    21,200.00  SH       Sole         21,200.00
Pacer Intl. Inc COM    69373H106  15,033   797,500.00  SH       Sole        797,500.00
Pactiv Corp.    COM    695257105   1,309    66,435.00  SH       Sole         66,435.00
Pall Corp.      COM    696429307  22,167   985,200.00  SH       Sole        985,200.00
Pentair Inc.    COM    709631105  27,030   692,000.00  SH       Sole        692,000.00
Pfizer, Inc.    COM    717081103   1,342    39,310.00  SH       Sole         39,310.00
Photon Dynamics COM    719364101  11,383   410,200.00  SH       Sole          410,200.00
Power-One Inc   COM    739308104   6,736   946,100.00  SH       Sole          946,100.00
Rare HospitalityCOM    753820109     811    25,000.00  SH       Sole           25,000.00
Regal Enter.    COM    758766109  16,765   711,000.00  SH       Sole          711,000.00
Regeneration
Technologies    COM    75886N100  16,163 1,224,480.00  SH       Sole        1,224,480.00
SPX             COM    784635104   1,228    27,865.00  SH       Sole           27,865.00
Semtech Corp    COM    816850101  10,977   770,300.00  SH       Sole          770,300.00
Sicor Inc       COM    825846108  23,379 1,149,400.00  SH       Sole        1,149,400.00
Smithfield FoodsCOM    832248108  24,150 1,053,655.00  SH       Sole        1,053,655.00
Southwest Banc. COM    84476R109  15,774   485,200.00  SH       Sole          485,200.00
Stericycle      COM    858912108   1,285    33,500.00  SH       Sole           33,500.00
Superior Ind.   COM    868168105     729    17,480.00  SH       Sole           17,480.00
Triad Hospitals COM    89579K109  19,563   788,200.00  SH       Sole          788,200.00
Tribune Co.     COM    896047107   1,234    25,555.00  SH       Sole           25,555.00
Varian Inc.     COM    922206107  23,896   695,730.00  SH       Sole          695,730.00
Veridian Corp   COM    92342R203  13,045   373,900.00  SH       Sole          373,900.00
W Holding       COM    929251106  11,286   667,000.00  SH       Sole          667,000.00
Werner Enter.   COM    950755108  21,419 1,010,825.00  SH       Sole        1,010,825.00
Wild Oats Mkts  COM    96808B107   4,084   371,300.00  SH       Sole          371,300.00
Willis Group    COM    G96655108   1,408    45,775.00  SH       Sole           45,775.00
Wyeth           COM    983024100   1,225    26,900.00  SH       Sole           26,900.00
Zoran Corp.     COM    98975F101   9,975   519,800.00  SH       Sole          519,800.00
TOTAL PORTFOLIO  REPORT SUMMARY
                                     73     757,699